Note 3 - Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Accounting Policies [Abstract]
Deferred revenue	$ 0	$ 2,362,500
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	25,955,380	22,540,535	980,791